Related party transactions	6 Months Ended
Sep. 30, 2018
Related Party [Abstract]
Related party transactions
Related party transactions

Related party transactions in the six months ended 30 September 2018 were substantially the same in nature to those disclosed on page 158 of the Annual Report and Accounts. We continue to treat Quadgas as a related party as we still own 39%. There were no related party transactions in the period that have materially affected the financial position or performance of the Group.